CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY BALANCE SHEETS (Details) - USD ($)		Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Non-current assets
TOTAL ASSETS		$ 31,717,772	$ 27,870,927	$ 26,019,158
LIABILITIES		10,552,145	9,236,240
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital		5,346,674	5,346,674
Retained earnings		15,570,667	13,720,353
Accumulated other comprehensive loss		(572,379)	(1,176,124)
TOTAL SHAREHOLDERS' EQUITY		21,165,627	18,634,687	$ 16,371,373	$ 14,819,761
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		31,717,772	27,870,927
Class A
SHAREHOLDERS' EQUITY
Ordinary shares	[1]	2,082	2,082
Class B
SHAREHOLDERS' EQUITY
Ordinary shares	[1]	118	118
Parent company | Reportable legal entity
Non-current assets
Investment in subsidiaries and VIEs		21,165,627	18,634,687
TOTAL ASSETS		21,165,627	18,634,687
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital		5,346,674	5,346,674
Retained earnings		16,389,132	14,461,937
Accumulated other comprehensive loss		(572,379)	(1,176,124)
TOTAL SHAREHOLDERS' EQUITY		21,165,627	18,634,687
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		21,165,627	18,634,687
Parent company | Reportable legal entity | Class A
SHAREHOLDERS' EQUITY
Ordinary shares		2,082	2,082
Parent company | Reportable legal entity | Class B
SHAREHOLDERS' EQUITY
Ordinary shares		$ 118	$ 118

[1]	The share numbers and amounts are presented on a retrospective basis, see Note 10.